FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets [Table Text Block]
	Fair value
	through profit or	Amortized	Carrying
	loss	cost	value	Fair value
	$	$	$	$
Financial assets:
Cash and cash equivalents	-	103,303	103,303	103,303
Other Investments	11,200	-	11,200	11,200
Trade and other receivables	4,751	9,711	14,462	14,462
Total financial assets	15,951	113,014	128,965	128,965

Financial liabilities:
Accounts payable and accrued liabilities	5,795	26,196	31,991	31,991
Loans payable	-	10,494	10,494	10,494
Total financial liabilities	5,795	36,690	42,485	42,485

Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis [Table Text Block]
	Total	Level 1	Level 2	Level 3
	$	$	$	$

Financial assets:
Investments	11,200	11,151	-	49
Trade receivables	14,462	9,711	4,751	-
Total financial assets	25,662	20,862	4,751	49

Financial liabilities:
Deferred share units	5,682	5,682	-	-
Share appreciation rights	113	-	113	-
Total financial liabilities	5,795	5,682	113	-

Disclosure of credit risk exposure [Table Text Block]
	Carrying	Gross	Carrying	Gross
	amount	impairment	amount	impairment
	December 31,		December 31,
	2021		2020

Less than 1 month	$7,531	$-	$10,629	$-
1 to 3 months	5,372	-	7,491	-
4 to 6 months	1,801	-	239	-
Over 6 months	7,798	-	4,512	151
Total accounts receivable	$22,502	$-	$22,871	$151

Disclosure of liquidity risk [Table Text Block]
	Less than	1 to 3	4 to 5	Over 5
	1 year	years	years	years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	31,991	-	-	-	31,991
Loans payable	4,081	5,313	1,100	-	10,494
Lease liabilities	207	278	269	247	1,001
Provision for reclamation and rehabilitation	-	163	3,237	3,997	7,397
Capital expenditure commitments	8,524	-	-	-	8,524
Operating leases	170	220	220	174	784

Total contractual obligations	44,973	5,974	4,826	4,418	60,191

Disclosure of market risk [Table Text Block]
	December 31,		December 31,
	2021		2020
	Canadian Dollar	Mexican Peso	Canadian Dollar	Mexican Peso

Financial assets	$14,471	$22,710	$9,383	$18,920
Financial liabilities	(8,846)	(13,910)	(8,512)	(14,036)
Net financial assets (liabilities)	$5,625	$8,800	$871	$4,884